Cash Equivalents and Investments (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Summary of cash and available-for-sale securities
The following table summarizes the Company’s cash and cash equivalents by significant investment category reported as cash and cash equivalents as of December 31, 2019 and 2018:

			Reported as:
(in thousands)	Amortized Cost	Estimated Fair Value	Cash and Cash Equivalents
December 31, 2019
Cash	$37,718	$37,718	$37,718
Money market funds	131,264	131,264	131,264
Total [1]	$168,982	$168,982	$168,982

December 31, 2018
Cash	$138,961	$138,961	$138,961
Money market funds	226,719	226,719	226,719
Total [1]	$365,680	$365,680	$365,680